Basic and Diluted Loss Per Share (Details) - Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,679,520	83,052	3,679,520	83,052
Ordinary Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	73,501	69,277	73,501	69,277
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,606,019	13,775	3,606,019	13,775